UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Palo Alto Investors, LLC
           -----------------------------------------------------
Address:   470 University Avenue Palo Alto, CA 94301
           -----------------------------------------------------

Form 13F File Number: 28-10266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Mark Shamia
        -------------------------
Title:  Chief Operating Officer
        -------------------------
Phone:  (650) 325-0772
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia    Palo Alto, CA    5/14/2009

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $712,178.00


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                       FORM 13F INFORMATION TABLE

                                                                   VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------------- ----------------- --------- -------- ---------- --- ---- ------- -------- -------- ------ ----
Airvana Inc.                          COM               00950v101     4612     788343                             788343      0    0
Akamai Technologies Inc.              COM               00971T101     6938     357649                             357649      0    0
Allergan Inc                          COM               018490102     4606      96440                              96440      0    0
AMAG Pharmaceuticals Inc.             COM               00163u106    32132     873854                             873854      0    0
Amazon.com Inc.                       COM               023135106     8299     113000                             113000      0    0
Amicus Therapeutics Inc.              COM               03152W109    27377    2998529                            2998529      0    0
Arena Resources                       COM               040049108    19747     775000                             775000      0    0
Auxilium Pharmaceuticals Inc.         COM               05334D107    65067    2347286                            2347286      0    0
Biogen IDEC Inc.                      COM               09062X103    15170     289387                             289387      0    0
Biomarin Pharmaceuticals Inc          COM               09061G101    13961    1130408                            1130408      0    0
Biomimetic Therapeutics Inc.          COM               09064X101     3218     453308                             453308      0    0
BPZ Energy                            usus              055639108     5679    1805602                            1805602      0    0
BroadVision Inc.                      COM               111412607     9262     743945                             743945      0    0
Cache Inc                             COM               127150308     2601     903278                             903278      0    0
Canadian Superior Energy Inc.         COM               136644101     7024   15002500                           15002500      0    0
Celgene Corp                          COM               151020104     4274      96268                              96268      0    0
Ceragon Networks Ltd.                 COM               M22013102     7977    1877000                            1877000      0    0
Chevron Corp                          COM               166764100    10086     150000                             150000      0    0
Cogo Group Inc.                       COM               192448108     2505     375000                             375000      0    0
Compellent Technologies               COM               20452A108     1486     137000                             137000      0    0
Cubist Pharma                         COM               229678107    13103     800931                             800931      0    0
Cyberonics Inc.                       COM               23251P102    51514    3881990                            3881990      0    0
Cytokinetics                          COM               23282W100      572     336320                             336320      0    0
Data Domain                           COM               23767P109     5411     430500                             430500      0    0
Demandtec                             COM               24802R506      139      15900                              15900      0    0
Dyax                                  COM               26746E103      108      43100                              43100      0    0
ev3 Inc                               COM               26928A200    13937    1963000                            1963000      0    0
Evergreen Solar Inc. 4% Due 7/15/2013 NOTE              30033RAC2    10808   34794000                           34794000      0    0
F5 Networks Inc.                      COM               315616102     6826     325800                             325800      0    0
Flotek Industries Inc. 5.25% Due
2/15/2028                             NOTE              343389AA0     2777   11000000                           11000000      0    0
Gastar Exploration Limited            COM               367299104    16668   30866612                           30866612      0    0
Genzyme Corporation                   COM               372917104     5439      91584                              91584      0    0
Gigamedia Limited                     COM               Y2711Y104    11078    2006941                            2006941      0    0
GMX Resources                         COM               38011M108     1300     200000                             200000      0    0
Guaranty Bancorp                      COM               40075t102     1398     798900                             798900      0    0
Hornbeck Offshore Services            COM               440543106     4572     300000                             300000      0    0
IDM Pharma Inc.                       COM               449394105    18748   10357857                           10357857      0    0
Limelight Networks Inc.               COM               53261M104    18917    5646873                            5646873      0    0
Martek Biosciences Corp               COM               572901106      286      15644                              15644      0    0
Medicis Pharmaceutical Corp.          COM               584690309    24842    2008265                            2008265      0    0
Medivation Inc.                       COM               58501n101    23615    1292531                            1292531      0    0
Momenta Pharmaceuticals Inc.          COM               60877T100    12327    1119631                            1119631      0    0
Northern Oil and Gas                  COM               665531109     7830    2175100                            2175100      0    0
NxStage Medical Inc.                  COM               67072V103     1326     513877                             513877      0    0
Onyx Pharmaceuticals Inc.             COM               683399109    74510    2609820                            2609820      0    0
Petrohawk Energy                      COM               716495106     8653     450000                             450000      0    0
Plains Exploration & Production
Company                               COM               726505100     2584     150000                             150000      0    0
Protalix Biotherapeutics              COM               74365A101      440     220148                             220148      0    0
Questcor Pharmaceuticals              COM               74835Y101     4050     823074                             823074      0    0
Rigel Pharmaceuticals Inc             COM               766559603     1581     257512                             257512      0    0
Riverbed Technology Inc.              COM               768573107     1308     100000                             100000      0    0
Savient Pharmaceuticals Inc.          COM               80517Q100    16184    3269541                            3269541      0    0
Shire Ltd-ADR                         COM               82481R106     7921     220383                             220383      0    0
Spreadtrum Communications             COM               849415203      446     297200                             297200      0    0
St. Jude Medical Inc.                 COM               790849103     2289      63005                              63005      0    0
Superior Energy Services Inc          COM               868157108     5800     450000                             450000      0    0
The9 Limited                          COM               88337K104    17300    1282450                            1282450      0    0
Toreador Resources Corporation        COM               891050106     4786    1906800                            1906800      0    0
Triangle Petroleum Corporation        COM               89600B102     2508   14751350                           14751350      0    0
Unica Corporation                     COM               904583101    11186    2315864                            2315864      0    0
United Therapeutics Corp              COM               91307C102    21826     330242                             330242      0    0
Vanda Pharma                          COM               921659108     1569    1743228                            1743228      0    0
ViroPharma Incorporated               COM               928241108    21529    4100771                            4100771      0    0
Western Alliance Bancorp              COM               957638109      146      32100                              32100      0    0
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